Asset Acquisitions and License Agreements -Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended								12 Months Ended
		Jul. 31, 2020	Nov. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Jul. 31, 2020	Apr. 30, 2018	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Stock issued, value	[1]										$ 57,167	$ 301,744
Gain (loss) on remeasurement of investment											(87,291)	95,533
Acquired in process research and development expense				$ 82,100							139,894	596,132
Share-based compensation expense											564,956	84,958
Pharmanvanth Seven Gmbh [Member]
Business Acquisition [Line Items]
Acquired in process research and development expense											14,100
Stock Issued During Period, Value, Acquisitions			$ 6,100
Stock shares issued during the period asset acquisition			874,957
Stock shares issued value during the period asset acquisition			$ 6,100
Payable for each additional product indication											18,000
Pharmanvanth Seven Gmbh [Member] | Commercial Milestone [Member]
Business Acquisition [Line Items]
Milestone payment payable											295,000
Pharmanvanth Seven Gmbh [Member] | Development And Regulatory Milestone [Member]
Business Acquisition [Line Items]
Milestone payment payable											65,000
Hemavant Sciences GmbH [Member]
Business Acquisition [Line Items]
Payments to asset acquisition			8,000
Asset acquisition, Consideration Transferred, Equity Interests Issued and Issuable			$ 7,000
Shares Issued, Price Per Share			$ 8
Silicon Therapeutics [Member]
Business Acquisition [Line Items]
Number of shares issued in business combination					21,409,764
Business combination, recognized identifiable assets acquired and liabilities assumed, current liabilities, accounts payable					$ 281,700							281,700
Silicon Therapeutics [Member] | First Tranche [Member]
Business Acquisition [Line Items]
Asset acquisition, consideration transferred, liabilities incurred					350,000
Silicon Therapeutics [Member] | Second Tranche [Member]
Business Acquisition [Line Items]
Number of shares issued in business combination			6,348,057
Priovant [Member]
Business Acquisition [Line Items]
Asset acquisition, consideration transferred, liabilities incurred				2,100
Silicon Therapeutics [Member]
Business Acquisition [Line Items]
Business acquisition, consideration transferred					450,000
Acquired in process research and development expense												399,600
Payment to acquire business, net					14,000							15,600
Business Acquisition, recognized identifiable assets acquired and liabilities assumed, assets					402,400							402,400
Stock Issued During Period, Value, Acquisitions												105,100
Share-based compensation expense												23,500
Fair value of common shares					22,600							22,600
Fair value of restricted stock												15,600
Stock shares issued value during the period asset acquisition												105,100
Silicon Therapeutics [Member] | Second Tranche [Member]
Business Acquisition [Line Items]
Business acquisition, consideration transferred			$ 100,000
Cash Payment			$ 50,000
Priovant [Member]
Business Acquisition [Line Items]
Payments to asset acquisition				10,000
Acquired in process research and development expense				82,100
Stock Issued During Period, Value, Acquisitions				70,000
Stock shares issued value during the period asset acquisition				$ 70,000
Genevant Sciences Ltd [Member]
Business Acquisition [Line Items]
Equity ownership interest, additional cash contribution										$ 38,700
Notes receivable, related parties													$ 20,100
Stock issued		74,272,043
Stock issued, value		$ 20,500
Aggregate principal amount of notes converted		$ 15,100
Notes converted, shares issued		54,526,549
Percentage controlling interest		82.90%							82.90%
Investment, fair value					28,800							28,800
Gain (loss) on remeasurement of investment												28,800
Fair value of noncontrolling interests					9,200							9,200
Cash paid for common shares												20,500
Business acquisition, consideration transferred									$ 58,500
Acquired in process research and development expense												41,400
Genevant Sciences Ltd [Member] | Arbutus Biopharma Corporation [Member]
Business Acquisition [Line Items]
Stock issued		9,057,566
Stock issued, value		$ 2,500
ProteoVant Sciences, Inc [Member]
Business Acquisition [Line Items]
Payments to asset acquisition												101,200
Future development and commercial milestone payments						$ 100,000
Aggregate principal amount of notes converted								$ 11,500
Acquired in process research and development expense												116,500
Upfront proceeds								105,000
Payment under SRA								15,500
Settlement of promissory notes receivable												11,900
Fair value of future contingent consideration payments					$ 3,400							$ 3,400
Equity investment							$ 200,000
Ownership interest							40.00%
Subscription receivable						$ 100,000
ProteoVant Sciences, Inc [Member] | Collaboration Agreement With Blueprint Medicines [Member]
Business Acquisition [Line Items]
Nonrefundable, upfront payment											20,000
Collaboration Agreement Additional Contingent Milestone Payments Eligible To Receive											632,000
Deferred revenue											$ 20,000
ProteoVant Sciences, Inc [Member] | First Product First Product for Each Molecular Target Covered by Intellectual Property [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments								8,600
ProteoVant Sciences, Inc [Member] | First Product Targets Targeting Each of Two Specified Initial Targets [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments								100,000
ProteoVant Sciences, Inc [Member] | First Product Targets Each of Certain Specified Additional MolecularTargets [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments								51,000
Affivant Sciences [Member]
Business Acquisition [Line Items]
Payments to asset acquisition								40,000
Newly issued shares								20,000
Affivant Sciences [Member] | Maximum
Business Acquisition [Line Items]
Future development and commercial milestone payments								$ 2,000,000

[1]	Retroactively restated for the stock subdivision as described in Note 3.